November 19, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for Series of
	Eaton Vance Municipals Trust
	with September 30 Fiscal Year Ends
	1933 Act File No. 33-572
	1940 Act File No. 811-4409

	In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Municipals Trust hereby files its Rule 24f-2 Notice on behalf of its series with September 30 fiscal year ends.

	This Rule 24f-2 Notice is being filed for series of the Trust whose fiscal year ended September 30, 1996 ("Fiscal Year").

	No shares of the Trust's series which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.

	33,613,048 shares of the Trust's series, with an aggregate value of $346,886,653, were registered during the Fiscal Year pursuant to Rule 24e-2.

	62,363,902 shares of the Trust's series, with an aggregate sales price of $619,924,719, were sold during the Fiscal Year in reliance upon Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule
24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable under the Trust.

	9,979,675 shares of the Trust's series, with an aggregate sales price of $101,583,255, were issued during the Fiscal Year in connection with the Trust's dividend reinvestment plan.

	For the Fiscal Year, an aggregate of 72,343,577 shares of the Trust's series were sold, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $721,507,974.

	In accordance with subsection (c) of Rule 24f-2, no fee is required since the actual aggregate sale price for which such securities were sold during the Fiscal Year, including dividend reinvestments, was exceeded by the actual aggregate redemption price of the shares redeemed by the Trust's series during the Fiscal Year.

Rule 24f-2 Notice for Series of	                       Page 2
Eaton Vance Municipals Trust
with September 30 Fiscal Year Ends
1933 Act File No. 33-572
1940 Act File no. 811-4409

Aggregate Sale Price for Shares
Sold During Fiscal Year Pursuant to
Rule 24f-2                                        $619,924,719

Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans				 101,583,255

Aggregate Price of Shares Sold				$721,507,974

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Period							1,050,834,869


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
	Applied by Trust Pursuant to
	Rule 24e-2(a) in Filings Made
    	Pursuant to Section 24(e)(1) of
	Investment Company Act of 1940                          0

Equals	          					     $(329,326,895)


Any questions regarding the matter should by addressed to Jim Thebado, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.


								Sincerely,



								Barbara E. Campbell
								Assistant Treasurer

November 19, 1996


OPINION OF COUNSEL


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for Series of
	Eaton Vance Municipals Trust
	with September 30 Fiscal Year Ends
	1933 Act File No. 33-572
	1940 Act File No. 811-4409


Gentlemen:

By the filing of the captioned Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Trust made definite the registration under the Securities Act of 1933 of 72,343,577 shares sold, including those pursuant to its dividend reinvestment plan, in reliance upon said Rule 24f-2 during the fiscal year ended September 30, 1996.

It is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


							Sincerely,



							H. Day Brigham, Jr.
							Vice President and Member
							of Massachusetts and New York
							Bars